UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    40 North Industries LLC
Address: 9 West 57th Street, 30th Floor
         New York, New York  10019

13F File Number:  028-14260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Palermo
Title:     Chief Financial Officer
Phone:     212-821-1623

Signature, Place, and Date of Signing:

 /s/  Lawrence Palermo     New York, New York     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $377,038 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     7754   200000 SH  CALL SOLE                   200000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102     2613   300000 SH  CALL SOLE                   300000        0        0
APPLE INC                      COM              037833100    18366    31450 SH       SOLE                    31450        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     7440   400000 SH  CALL SOLE                   400000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     9300   500000 SH  PUT  SOLE                   500000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402      437    75000 SH       SOLE                    75000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    35258  1197228 SH       SOLE                  1197228        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106     9575   375522 SH       SOLE                   375522        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    16316  2029417 SH       SOLE                  2029417        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    11524   206425 SH       SOLE                   206425        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    11166   200000 SH  CALL SOLE                   200000        0        0
GENWORTH FINL INC              COM CL A         37247D106     4131   730000 SH       SOLE                   730000        0        0
HESS CORP                      COM              42809H107    16313   375450 SH       SOLE                   375450        0        0
HEWLETT PACKARD CO             COM              428236103    12166   605000 SH       SOLE                   605000        0        0
ILLUMINA INC                   COM              452327109     4039   100000 SH  CALL SOLE                   100000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    48919  1250000 SH  CALL SOLE                  1250000        0        0
ISHARES TR                     DJ US REAL EST   464287739    23656   370000 SH  PUT  SOLE                   370000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     6658   817000 SH       SOLE                   817000        0        0
LONE PINE RES INC              COM              54222A106     3558  1293923 SH       SOLE                  1293923        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    44260   988625 SH       SOLE                   988625        0        0
NOVACOPPER INC                 COM              66988K102      314   156249 SH       SOLE                   156249        0        0
NOVAGOLD RES INC               COM NEW          66987E206     4949   937495 SH       SOLE                   937495        0        0
PEABODY ENERGY CORP            COM              704549104     4904   200000 SH  CALL SOLE                   200000        0        0
RENTECH INC                    COM              760112102     2286  1109908 SH       SOLE                  1109908        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803    31598  1100000 SH  CALL SOLE                  1100000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    17700   334917 SH       SOLE                   334917        0        0
YAHOO INC                      COM              984332106    21838  1379565 SH       SOLE                  1379565        0        0